Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events
5.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

On July 11, 2011, the Board of Directors authorized the issuance of options to purchase 237,500 shares of common stock, which vest over a two year period and are exercisable at a price of $4.31 per share.

On July 22, 2011, the 4,000,000 warrant options outstanding were exercised for 3,333,338 shares of common stock through a cashless exercise.